LONG-TERM BANK LOAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, face amount		$ 9,543
Long-term debt, interest rate terms	The loan is denominated in Indian rupee and it bears interest rate of India labor plus 4.5%